Acquisition of Rockcliff Metals Corporation (Schedule of detailed information about identifiable assets acquired and liabilities assumed) (Details) - Rockcliff Metals Corporation [Member]
$ in Millions
Sep. 14, 2023 USD ($)
Fair value of net assets acquired / (liabilities) assumed
Cash and cash equivalents	$ 0.3
Accounts receivable and prepaid expenses	0.1
Exploration property	14.2
Accounts payable and accrued liabilities	(0.3)
Advance from Hudbay	(0.5)
Total fair value of net identifiable assets acquired	$ 13.8